Fair Value Measurements - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset Impairment Charges	$ 0	$ 0		$ 0	$ 0
Discount rate	9.00%
Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability				$ 62,478	18,359
Interest Rate Swap [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability					$ 18,400
Payments For Extinguish The Interest Rate Swaps			$ 10,000